UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

NICHOLAS FUND, INC.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2011

Date of Reporting Period: 12/31/2010

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 12/31/2010
		VALUE
		--------------
COMMON STOCKS -- 96.98%
	Consumer Discretionary - Durables & Apparel -- 0.88%
550,000	Mattel, Inc.	$ 13,986,500
		--------------
	Consumer Discretionary - Media -- 1.15%
346,500	Morningstar, Inc.	18,392,220
		--------------
	Consumer Discretionary - Retail -- 11.24%
1,298,600	Aaron's, Inc.	26,478,454
639,100	Jos. A. Bank Clothiers, Inc. *	25,768,512
750,000	Kohl's Corporation *	40,755,000
450,000	LKQ Corporation *	10,224,000
772,476	O'Reilly Automotive, Inc. *	46,673,000
736,160	Penske Automotive Group, Inc.	12,823,907
1,130,886	Sally Beauty Company, Inc. *	16,431,774
		--------------
		179,154,647
		--------------
	Consumer Discretionary - Services -- 2.21%
714,155	DineEquity, Inc. *	35,264,974
		--------------
	Consumer Staples - Food & Staple Retail -- 3.54%
1,450,000	Walgreen Co.	56,492,000
		--------------
	Consumer Staples - Food, Beverage & Tobacco -- 6.22%
800,000	Philip Morris International Inc.	46,824,000
530,000	Ralcorp Holdings, Inc. *	34,455,300
665,300	Seneca Foods Corporation - Class A *	17,949,794
		--------------
		99,229,094
		--------------
	Energy -- 12.12%
400,000	Apache Corporation	47,692,000
931,300	Inergy, L.P.	36,544,212
230,000	Kayne Anderson Energy Development Company	4,142,300
700,000	Kayne Anderson Energy Total Return Fund, Inc.	20,342,000
600,000	Kayne Anderson Midstream/Energy Fund, Inc. *	15,000,000
700,000	Kayne Anderson MLP Investment Company	22,029,000
710,783	Kinder Morgan Management, LLC *	47,537,146
		--------------
		193,286,658
		--------------
	Financials - Diversified -- 8.31%
900,000	Affiliated Managers Group, Inc. *	89,298,000
600,000	Duff & Phelps Corporation - Class A	10,116,000
1,134,785	Leucadia National Corporation	33,113,026
		--------------
		132,527,026
		--------------
	Financials - Insurance -- 2.71%
900,000	Loews Corporation	35,019,000
300,000	W.R. Berkley Corporation	8,214,000
		--------------
		43,233,000
		--------------
	Financials - Real Estate -- 0.83%
1,520,950	Cohen & Steers Quality Income Realty Fund, Inc.	13,156,217
		--------------
	Health Care - Equipment -- 3.00%
557,500	Covidien plc	25,455,450
525,000	St. Jude Medical, Inc. *	22,443,750
		--------------
		47,899,200
		--------------
	Health Care - Pharmaceuticals & Biotechnology -- 9.81%
1,000,000	Gilead Sciences, Inc. *	36,240,000
204,400	Mettler-Toledo International Inc. *	30,907,324
750,000	Teva Pharmaceutical Industries Ltd.	39,097,500
905,688	Thermo Fisher Scientific Inc. *	50,138,888
		--------------
		156,383,712
		--------------
	Health Care - Services -- 0.73%
150,000	DaVita, Inc. *	10,423,500
50,000	VCA Antech, Inc. *	1,164,500
		--------------
		11,588,000
		--------------
	Industrials - Capital Goods -- 12.21%
1,220,400	AECOM Technology Corporation *	34,134,588
400,000	Fastenal Company	23,964,000
1,783,300	Oshkosh Corporation *	62,843,492
358,910	W.W. Grainger, Inc.	49,569,060
643,695	Woodward Governor Company	24,177,184
		--------------
		194,688,324
		--------------
	Industrials - Commercial Services & Supplies -- 4.84%
906,500	Copart, Inc. *	33,857,775
915,303	Healthcare Services Group, Inc.	14,891,980

	950,000	Republic Services, Inc.	28,367,000
			--------------
			77,116,755
			--------------
		Industrials - Transportation -- 1.52%
	550,000	Kirby Corporation *	24,227,500
			--------------
		Information Technology - Hardware & Equipment -- 0.69%
	581,700	Molex Incorporated - Class A	10,976,679
			--------------
		Information Technology -
		Semiconductors & Semiconductor Equipment -- 0.75%
	350,000	Microchip Technology Incorporated	11,973,500
			--------------
		Information Technology - Software & Services -- 7.95%
	785,000	Fiserv, Inc. *	45,969,600
	180,000	MasterCard Incorporated - Class A	40,339,800
	300,000	Paychex, Inc.	9,273,000
	608,800	Solera Holdings, Inc.	31,243,616
			--------------
			126,826,016
			--------------
		Materials -- 6.27%
	350,000	AptarGroup, Inc.	16,649,500
	800,000	Ball Corporation	54,440,000
	300,000	RPM International, Inc.	6,630,000
	291,525	Stepan Company	22,234,612
			--------------
			99,954,112
			--------------
		TOTAL COMMON STOCKS (cost $1,059,638,818)	1,546,356,134
			--------------

SHORT	-TERM INVESTMENTS -- 2.90%
		Commercial Paper - 2.73%
	$1,825,000	Hitachi Capital America Corp. 01/03/11, 0.35%	1,825,000
	3,100,000	UnitedHealth Group Incorporated 01/03/11, 0.33%	3,100,000
	3,025,000	Wisconsin Energy Corporation 01/04/11, 0.27%	3,024,977
	5,000,000	Wisconsin Energy Corporation 01/04/11, 0.28%	4,999,961
	2,500,000	Volkswagen of America, Inc. 01/05/11, 0.33%	2,499,954
	2,950,000	Volkswagen of America, Inc. 01/06/11, 0.32%	2,949,921
	4,000,000	Wisconsin Energy Corporation 01/06/11, 0.30%	3,999,900
	775,000	Hitachi Capital America Corp. 01/07/11, 0.33%	774,972
	2,825,000	Hitachi Capital America Corp. 01/07/11, 0.33%	2,824,896
	2,450,000	Hitachi Capital America Corp. 01/07/11, 0.35%	2,449,905
	375,000	BMW US Capital, LLC 01/10/11, 0.35%	374,975
	3,825,000	Volkswagen of America, Inc. 01/11/11, 0.33%	3,824,719
	3,000,000	Volkswagen of America, Inc. 01/12/11, 0.33%	2,999,753
	1,375,000	Volkswagen of America, Inc. 01/12/11, 0.33%	1,374,887
	4,000,000	Coca-Cola Enterprises Inc. 01/21/11, 0.26%	3,999,480
	2,500,000	Bank of America Corporation 01/28/11, 0.24%	2,499,583
			--------------
			43,522,883
			--------------
		Variable Rate Security - 0.17%
	2,698,756	American Family Financial Services, Inc. 01/03/11, 0.10%(1)	2,698,755
			--------------
		TOTAL SHORT-TERM INVESTMENTS (cost $46,221,638)	46,221,638
			--------------

		TOTAL SECURITY HOLDINGS (cost $1,105,860,456) - 99.88%	1,592,577,772
			--------------

		ASSETS, NET OF OTHER LIABILITIES - 0.12%	1,848,484
			--------------
		TOTAL NET ASSETS (basis of percentages disclosed above) - 100%	$1,594,426,256
			--------------

* NON-INCOME PRODUCING

(1) Subject to a demand feature as defined by the Securities and Exchange Commission

As of December 31, 2010 investment cost for federal tax purposes was $1,103,798,637 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$522,883,036
Unrealized depreciation	(34,103,901)
------------
Net unrealized appreciation	$488,779,135
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$1,546,356,134
Level 2 -
Commercial Paper	43,522,883
Variable Rate Security	2,698,755
Level 3 -
None	-
--------------
Total	$1,592,577,772
--------------
--------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NICHOLAS FUND, INC.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/04/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 02/04/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/04/2011